Financial Risk Management and Fair Values of Financial Instruments - Schedule of Maturity Profile of the Group's Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Profile of the Group's Financial Liabilities [Line Items]
Trade payables	$ 119,818	$ 31,471
Trade payables, carrying amount	119,818	31,471
Other payables and accruals	57,068	42,267
Other payables and accruals, carrying amount	57,068	42,267
Amounts due to a related party	4,340	8,747
Amounts due to a related party, carrying amount	4,340	8,747
Borrowings and derivative liabilities	1,237,383	655,078
Borrowings and derivative liabilities, carrying amount	980,345	905,262
Borrowings from a related party	576,372
Borrowings from a related party, carrying amount	521,831
Lease liabilities	120,174	100,260
Lease liabilities, carrying amount	98,206	78,133
Total financial liabilities	2,115,155	837,823
Total financial liabilities, carrying amount	1,781,608	1,065,880
Within 1 year or on-demand [Member]
Schedule of Maturity Profile of the Group's Financial Liabilities [Line Items]
Trade payables	119,818	31,471
Other payables and accruals	54,655	40,617
Amounts due to a related party	4,340	8,747
Borrowings and derivative liabilities	68,238	39,975
Borrowings from a related party	319,893
Lease liabilities	13,562	8,655
Total financial liabilities	580,506	129,465
More than 1 year but less than 2 years [Member]
Schedule of Maturity Profile of the Group's Financial Liabilities [Line Items]
Trade payables
Other payables and accruals		112
Amounts due to a related party
Borrowings and derivative liabilities	44,794	29,309
Borrowings from a related party	256,479
Lease liabilities	14,410	8,807
Total financial liabilities	315,683	38,228
More than 2 years but less than 5 years [Member]
Schedule of Maturity Profile of the Group's Financial Liabilities [Line Items]
Trade payables
Other payables and accruals	163	53
Amounts due to a related party
Borrowings and derivative liabilities	323,889	585,794
Borrowings from a related party
Lease liabilities	41,776	27,105
Total financial liabilities	365,828	612,952
More than 5 years [Member]
Schedule of Maturity Profile of the Group's Financial Liabilities [Line Items]
Trade payables
Other payables and accruals	2,250	1,485
Amounts due to a related party
Borrowings and derivative liabilities	800,462
Borrowings from a related party
Lease liabilities	50,426	55,693
Total financial liabilities	$ 853,138	$ 57,178